2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Spectrum Fund
Long Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 89 .2%
Communication Services — 6.2%
Alphabet Inc ....................... 26,475 4,426,355
Alphabet Inc ....................... 7,045 1,168,413
Anterix Inc
(1)
....................... 1,547 58,260
AT&T Inc .......................... 2,806 61,732
ATN International Inc .................. 8,206 265,382
Bandwidth Inc
(1)
..................... 4,246 74,347
Bumble Inc
(1)
....................... 7,808 49,815
Comcast Corp ...................... 12,866 537,413
EverQuote Inc
(1)
..................... 3,642 76,810
Frontier Communications Parent Inc
(1)
...... 1,470 52,229
Iridium Communications Inc ............. 13,365 406,964
Meta Platforms Inc ................... 7,933 4,541,167
Netflix Inc
(1)
........................ 2,239 1,588,056
Scholastic Corp ..................... 1,429 45,742
Shenandoah Telecommunications Co ....... 950 13,405
Telephone and Data Systems Inc ......... 3,770 87,653
Townsquare Media Inc ................ 5,189 52,720
Verizon Communications Inc ............ 9,659 433,786
Ziff Davis Inc
(1)
...................... 2,411 117,319
14,057,568
Consumer Discretionary — 12.6%
Abercrombie & Fitch Co
(1)
............... 1,302 182,150
Adient PLC
(1)
....................... 259 5,846
Adtalem Global Education Inc
(1)
........... 352 26,569
Amazon.com Inc
(1)
................... 34,723 6,469,937
American Eagle Outfitters Inc ............ 6,318 141,460
Bath & Body Works Inc ................ 1,469 46,890
Best Buy Co Inc ..................... 4,074 420,844
BorgWarner Inc ..................... 2,016 73,161
Bright Horizons Family Solutions Inc
(1)
...... 1,776 248,871
Burlington Stores Inc
(1)
................ 3,099 816,524
Crocs Inc
(1)
........................ 4,768 690,454
DR Horton Inc ...................... 2,578 491,805
Ethan Allen Interiors Inc ................ 5,080 162,001
Everi Holdings Inc
(1)
.................. 13,354 175,472
Frontdoor Inc
(1)
...................... 8,045 386,079
Garmin Ltd ........................ 8,288 1,458,937
General Motors Co ................... 2,431 109,006
Genesco Inc
(1)
...................... 8,035 218,311
Golden Entertainment Inc .............. 1,330 42,281
Hovnanian Enterprises Inc
(1)
............. 63 12,875
Installed Building Products Inc ........... 38 9,358
J Jill Inc .......................... 2,847 70,235
Las Vegas Sands Corp ................. 7,744 389,833
La-Z-Boy Inc ....................... 10,301 442,222
Lennar Corp ....................... 21,717 4,071,503
Lovesac Co/The
(1)
.................... 1,923 55,094
Lowe's Cos Inc ..................... 2,495 675,771
Lululemon Athletica Inc
(1)
............... 1,096 297,400
Meritage Homes Corp ................. 1,468 301,043
Mohawk Industries Inc
(1)
............... 10,254 1,647,613
Monarch Casino & Resort Inc ............ 784 62,148
NVR Inc
(1)
......................... 27 264,919
O'Reilly Automotive Inc
(1)
............... 40 46,064
PulteGroup Inc ...................... 6,849 983,037
PVH Corp ......................... 1,067 107,586
Rent the Runway Inc
(1)
................. 1,893 18,248
Ross Stores Inc ..................... 17,154 2,581,848
Sally Beauty Holdings Inc
(1)
............. 10,909 148,035
Sonos Inc
(1)
........................ 19,048 234,100
Stitch Fix Inc
(1)
...................... 15,538 43,817
Tempur Sealy International Inc ........... 1,892 103,303
Tesla Inc
(1)
......................... 378 98,896
Texas Roadhouse Inc ................. 1,229 217,041
TJX Cos Inc/The ..................... 6,928 814,317
Toll Brothers Inc ..................... 3,563 550,448
TopBuild Corp
(1)
..................... 21 8,543
Universal Technical Institute Inc
(1)
......... 1,514 24,618
Urban Outfitters Inc
(1)
................. 10,179 389,957
Valvoline Inc
(1)
...................... 5,639 235,992
Warby Parker Inc
(1)
................... 420 6,859
Whirlpool Corp ...................... 9,965 1,066,255
Wingstop Inc ....................... 207 86,129
Worthington Enterprises Inc ............. 840 34,818
Zumiez Inc
(1)
....................... 5,659 120,537
28,387,060
Consumer Staples — 3.3%
Altria Group Inc ..................... 6,758 344,928
Andersons Inc/The ................... 959 48,084
Casey's General Stores Inc ............. 59 22,167
Costco Wholesale Corp ................ 3,175 2,814,701
Kimberly-Clark Corp .................. 2,978 423,710
Kroger Co/The ...................... 11,788 675,452
Molson Coors Beverage Co ............. 4,464 256,769
PriceSmart Inc ...................... 443 40,659
Target Corp ........................ 4,892 762,467
Walgreens Boots Alliance Inc ............ 1,675 15,008
Walmart Inc ....................... 25,097 2,026,583
7,430,528
Energy — 2.5%
Berry Corp ........................ 1,405 7,222
ConocoPhillips ...................... 4,387 461,863
Crescent Energy Co .................. 12,875 140,981
Diamondback Energy Inc ............... 6,342 1,093,361
EOG Resources Inc ................... 5,811 714,346
Exxon Mobil Corp .................... 11,157 1,307,823

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
KLX Energy Services Holdings Inc
(1)
........ 1,247 6,821
Matador Resources Co ................ 2,029 100,273
Murphy Oil Corp ..................... 20,971 707,562
Par Pacific Holdings Inc
(1)
............... 13,394 235,734
PrimeEnergy Resources Corp
(1)
........... 86 11,851
Riley Exploration Permian Inc ............ 650 17,218
Teekay Corp
(1)
...................... 1,555 14,306
Williams Cos Inc/The ................. 20,880 953,172
5,772,533
Financials — 14.6%
Ally Financial Inc .................... 19,445 692,048
American Express Co ................. 2,680 726,816
American International Group Inc ......... 531 38,885
Associated Banc-Corp ................. 6,500 140,010
Bank of New York Mellon Corp/The ........ 8,973 644,800
Bank of NT Butterfield & Son Ltd/The ....... 1,607 59,266
BankUnited Inc ..................... 2,528 92,120
Berkshire Hathaway Inc
(1)
.............. 22,932 10,554,682
Block Inc
(1)
........................ 17,756 1,191,960
Bread Financial Holdings Inc ............ 7,226 343,813
C&F Financial Corp ................... 163 9,511
Capital One Financial Corp .............. 6,090 911,856
Chubb Ltd ......................... 266 76,712
Citizens Financial Group Inc ............. 18,466 758,399
Comerica Inc ....................... 4,991 299,011
Commerce Bancshares Inc/MO ........... 6,086 361,508
Compass Diversified Holdings ........... 850 18,811
DigitalBridge Group Inc ................ 2,377 33,587
East West Bancorp Inc ................ 562 46,500
Enova International Inc
(1)
............... 421 35,276
Enstar Group Ltd
(1)
................... 581 186,844
Essent Group Ltd .................... 2,896 186,184
Euronet Worldwide Inc
(1)
............... 13,941 1,383,365
First American Financial Corp ............ 12,320 813,243
Heritage Financial Corp/WA ............. 1,713 37,292
International Money Express Inc
(1)
......... 11,120 205,609
Investors Title Co .................... 239 54,922
Jack Henry & Associates Inc ............ 2,109 372,323
LendingTree Inc
(1)
.................... 3,347 194,226
Lincoln National Corp ................. 1,512 47,643
LPL Financial Holdings Inc .............. 540 125,620
Mastercard Inc ..................... 10,244 5,058,487
Moneylion Inc
(1)
..................... 241 10,014
Morningstar Inc ..................... 331 105,629
National Bank Holdings Corp ............ 1,327 55,867
NerdWallet Inc
(1)
..................... 9,401 119,487
Northern Trust Corp .................. 11,998 1,080,180
Northfield Bancorp Inc ................ 1,351 15,672
OceanFirst Financial Corp .............. 7,737 143,831
Origin Bancorp Inc ................... 2,876 92,492
PayPal Holdings Inc
(1)
................. 1,327 103,546
Popular Inc ........................ 852 85,430
PROG Holdings Inc ................... 3,079 149,301
Red River Bancshares Inc .............. 374 19,448
Sandy Spring Bancorp Inc .............. 7,952 249,454
Seacoast Banking Corp of Florida ......... 4,554 121,364
Selectquote Inc
(1)
.................... 3,859 8,374
Silvercrest Asset Management Group Inc .... 1,396 24,067
State Street Corp .................... 17,025 1,506,202
Stewart Information Services Corp ........ 1,250 93,425
Synchrony Financial .................. 6,308 314,643
T Rowe Price Group Inc ................ 4,346 473,410
Texas Capital Bancshares Inc
(1)
........... 990 70,745
TPG RE Finance Trust Inc ............... 5,847 49,875
Veritex Holdings Inc .................. 4,885 128,573
Voya Financial Inc ................... 7,534 596,844
WaFd Inc ......................... 40,566 1,413,725
32,732,927
Health Care — 9.3%
AbbVie Inc ........................ 8,788 1,735,454
ADMA Biologics Inc
(1)
................. 454 9,075
Amgen Inc ........................ 1,372 442,072
Arrowhead Pharmaceuticals Inc
(1)
......... 3,405 65,955
Biogen Inc
(1)
....................... 903 175,038
BioMarin Pharmaceutical Inc
(1)
........... 658 46,251
Bristol-Myers Squibb Co ............... 5,486 283,846
CareDx Inc
(1)
....................... 1,041 32,505
Catalyst Pharmaceuticals Inc
(1)
........... 4,497 89,400
Centene Corp
(1)
..................... 5,447 410,050
Cigna Group/The .................... 2,529 876,147
CVS Health Corp .................... 790 49,675
Edgewise Therapeutics Inc
(1)
............ 3,307 88,264
Elevance Health Inc .................. 2,204 1,146,080
Eli Lilly & Co ....................... 2,726 2,415,072
Emergent BioSolutions Inc
(1)
............. 5,363 44,781
Gilead Sciences Inc .................. 10,290 862,714
HCA Healthcare Inc ................... 352 143,063
Hims & Hers Health Inc
(1)
............... 7,588 139,771
IDEXX Laboratories Inc
(1)
............... 150 75,783
Incyte Corp
(1)
....................... 2,689 177,743
Inozyme Pharma Inc
(1)
................. 15,210 79,548
Inspire Medical Systems Inc
(1)
............ 771 162,720
IQVIA Holdings Inc
(1)
.................. 182 43,129
iRadimed Corp ...................... 453 22,781
Johnson & Johnson .................. 21,589 3,498,713
Joint Corp/The
(1)
..................... 1,682 19,242
Kodiak Sciences Inc
(1)
................. 15,137 39,508
Labcorp Holdings Inc ................. 1,551 346,617
McKesson Corp ..................... 3,783 1,870,391
Medtronic PLC ...................... 13,991 1,259,610
Merck & Co Inc ..................... 6,943 788,447
Monte Rosa Therapeutics Inc
(1)
........... 10,050 53,265
Myriad Genetics Inc
(1)
................. 4,922 134,814
Natera Inc
(1)
........................ 3,055 387,832
National Research Corp ................ 6,970 159,334
Nkarta Inc
(1)
........................ 4,465 20,182

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Novocure Ltd
(1)
...................... 4,017 62,786
Organon & Co ...................... 1,563 29,900
Owens & Minor Inc
(1)
.................. 9,016 141,461
Premier Inc ........................ 6,212 124,240
Progyny Inc
(1)
....................... 4,575 76,677
QIAGEN NV ........................ 5,561 253,415
Quest Diagnostics Inc ................. 1,621 251,660
Regeneron Pharmaceuticals Inc
(1)
......... 175 183,967
ResMed Inc ........................ 420 102,530
Sagimet Biosciences Inc
(1)
.............. 5,591 15,487
Sarepta Therapeutics Inc
(1)
.............. 515 64,318
Savara Inc
(1)
....................... 2,119 8,985
Sutro Biopharma Inc
(1)
................. 2,822 9,764
UnitedHealth Group Inc ................ 568 332,098
Universal Health Services Inc ............ 201 46,031
Vanda Pharmaceuticals Inc
(1)
............ 6,852 32,136
Vaxcyte Inc
(1)
....................... 618 70,619
Vericel Corp
(1)
...................... 2,174 91,852
Viatris Inc ......................... 664 7,709
Viking Therapeutics Inc
(1)
............... 1,920 121,555
West Pharmaceutical Services Inc ......... 630 189,101
Zoetis Inc ......................... 3,581 699,656
21,110,819
Industrials — 10.4%
A O Smith Corp ..................... 8,992 807,751
AECOM ........................... 16,608 1,715,108
Air Transport Services Group Inc
(1)
......... 6,744 109,185
Alaska Air Group Inc
(1)
................. 13,369 604,412
Allegion plc ........................ 699 101,872
Applied Industrial Technologies Inc ........ 130 29,007
Aris Water Solutions Inc ................ 2,316 39,071
Armstrong World Industries Inc ........... 377 49,549
Atkore Inc ......................... 1,692 143,380
BlueLinx Holdings Inc
(1)
................ 1,135 119,652
Boise Cascade Co ................... 2,911 410,393
Broadridge Financial Solutions Inc ......... 7,152 1,537,895
BWX Technologies Inc ................. 1,811 196,856
Cimpress PLC
(1)
..................... 1,588 130,089
Copart Inc
(1)
........................ 14,946 783,170
Delta Air Lines Inc ................... 11,536 585,913
Driven Brands Holdings Inc
(1)
............ 3,568 50,915
EMCOR Group Inc .................... 1,800 774,954
Fastenal Co ........................ 27,043 1,931,411
Ferguson Enterprises Inc ............... 7,647 1,518,465
Genco Shipping & Trading Ltd ............ 989 19,286
Graco Inc ......................... 9,366 819,619
H&E Equipment Services Inc ............ 1,233 60,022
Hudson Technologies Inc
(1)
.............. 2,565 21,392
Hyster-Yale Inc ..................... 142 9,055
IBEX Holdings Ltd
(1)
................... 10,781 215,404
Johnson Controls International plc ......... 788 61,157
Karat Packaging Inc .................. 287 7,430
Kirby Corp
(1)
....................... 13,037 1,596,120
Kratos Defense & Security Solutions Inc
(1)
.... 2,254 52,518
Leidos Holdings Inc .................. 3,612 588,756
Limbach Holdings Inc
(1)
................ 2,702 204,704
Masco Corp ....................... 676 56,743
MasTec Inc
(1)
....................... 53 6,524
Matson Inc ........................ 2,292 326,885
MDU Resources Group Inc .............. 53,003 1,452,812
MillerKnoll Inc ...................... 3,382 83,738
MSC Industrial Direct Co Inc ............. 1,569 135,028
Norfolk Southern Corp ................. 293 72,811
Paycom Software Inc ................. 11,234 1,871,247
Proto Labs Inc
(1)
..................... 4,465 131,137
Quanex Building Products Corp ........... 362 10,046
Quanta Services Inc .................. 265 79,010
Rollins Inc ......................... 150 7,587
Southwest Airlines Co ................. 4,801 142,254
Sterling Infrastructure Inc
(1)
............. 805 116,741
Sun Country Airlines Holdings Inc
(1)
........ 9,883 110,788
Trane Technologies PLC ................ 168 65,307
UFP Industries Inc ................... 3,963 519,985
UniFirst Corp/MA .................... 121 24,037
United Airlines Holdings Inc
(1)
............ 17,349 989,934
Vertiv Holdings Co ................... 4,599 457,555
Wabash National Corp ................. 2,310 44,329
Waste Management Inc ................ 3,387 703,141
WESCO International Inc ............... 1,620 272,128
WW Grainger Inc .................... 844 876,756
23,851,034
Information Technology — 23.5%
A10 Networks Inc .................... 9,905 143,028
Ambarella Inc
(1)
..................... 483 27,244
Amkor Technology Inc ................. 3,254 99,572
Analog Devices Inc ................... 13,425 3,090,032
Apple Inc ......................... 37,843 8,817,419
Applied Materials Inc ................. 6,021 1,216,543
Asana Inc
(1)
........................ 32,415 375,690
Astera Labs Inc
(1)
.................... 2,346 122,907
Axcelis Technologies Inc
(1)
.............. 131 13,735
Blackbaud Inc
(1)
..................... 1,681 142,347
Broadcom Inc ...................... 9,797 1,689,983
Calix Inc
(1)
......................... 13,026 505,279
Cirrus Logic Inc
(1)
.................... 58 7,204
Consensus Cloud Solutions Inc
(1)
.......... 14,856 349,859
CS Disco Inc
(1)
...................... 7,197 42,318
Digital Turbine Inc
(1)
.................. 4,282 13,146
DocuSign Inc
(1)
...................... 17,265 1,071,984
Dolby Laboratories Inc ................ 293 22,423
Entegris Inc ........................ 1,632 183,649
First Solar Inc
(1)
..................... 2,381 593,917
Ichor Holdings Ltd
(1)
.................. 952 30,283
Intel Corp ......................... 11,427 268,078
Intuit Inc .......................... 3,090 1,918,890
Jabil Inc .......................... 1,828 219,049

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Lattice Semiconductor Corp
(1)
............ 5,220 277,025
MARA Holdings Inc
(1)
.................. 17,383 281,952
Micron Technology Inc ................ 506 52,477
Microsoft Corp ...................... 23,292 10,022,548
NETGEAR Inc
(1)
...................... 4,536 90,992
NetScout Systems Inc
(1)
................ 6,338 137,852
Nutanix Inc
(1)
....................... 3,605 213,596
NVIDIA Corp ....................... 65,788 7,989,295
ON Semiconductor Corp
(1)
.............. 6,497 471,747
OneSpan Inc
(1)
...................... 13,867 231,163
Ooma Inc
(1)
........................ 1,847 21,037
Oracle Corp ........................ 5,440 926,976
Palantir Technologies Inc
(1)
.............. 13,470 501,084
PDF Solutions Inc
(1)
................... 1,163 36,844
Photronics Inc
(1)
..................... 8,648 214,125
Qorvo Inc
(1)
........................ 1,798 185,733
QUALCOMM Inc ..................... 13,095 2,226,805
Rambus Inc
(1)
....................... 4,298 181,462
Riot Platforms Inc
(1)
................... 3,745 27,788
Salesforce Inc ...................... 121 33,119
Silicon Laboratories Inc
(1)
............... 3,434 396,867
Skyworks Solutions Inc ................ 13,512 1,334,580
SMART Global Holdings Inc
(1)
............ 4,077 85,413
Teradyne Inc ....................... 3,615 484,157
Texas Instruments Inc ................. 24,717 5,105,791
Ultra Clean Holdings Inc
(1)
.............. 3,466 138,397
52,633,404
Materials — 1.2%
Ball Corp ......................... 11,286 766,432
Clearwater Paper Corp
(1)
............... 3,492 99,662
Core Molding Technologies Inc ........... 1,201 20,669
Kaiser Aluminum Corp ................. 835 60,554
Koppers Holdings Inc ................. 1,014 37,041
Louisiana-Pacific Corp ................ 3,593 386,104
Orion SA .......................... 12,241 218,012
Sylvamo Corp ...................... 2,550 218,918
Trinseo PLC ........................ 16,116 82,353
Vulcan Materials Co .................. 2,653 664,391
2,554,136
Real Estate — 3.1%
BRT Apartments Corp ................. 1,608 28,269
Camden Property Trust ................ 60 7,412
CBL & Associates Properties Inc .......... 4,868 122,674
Chatham Lodging Trust ................ 5,401 46,017
City Office REIT Inc ................... 7,005 40,909
Compass Inc
(1)
...................... 8,089 49,424
CoStar Group Inc
(1)
................... 13,625 1,027,870
Cousins Properties Inc ................ 10,060 296,569
Equity Residential .................... 2,686 200,000
Forestar Group Inc
(1)
.................. 2,676 86,622
Healthcare Realty Trust Inc .............. 14,199 257,712
Jones Lang LaSalle Inc
(1)
............... 1,077 290,585
Newmark Group Inc .................. 9,883 153,483
NexPoint Residential Trust Inc ............ 953 41,942
Office Properties Income Trust ........... 2,881 6,281
Orion Office REIT Inc .................. 39,876 159,504
Peakstone Realty Trust ................ 481 6,556
Piedmont Office Realty Trust Inc .......... 10,475 105,797
Plymouth Industrial REIT Inc ............. 70,024 1,582,542
RE/MAX Holdings Inc ................. 9,830 122,383
RMR Group Inc/The .................. 3,177 80,632
Simon Property Group Inc .............. 7,333 1,239,424
SITE Centers Corp ................... 17,310 1,047,255
Vornado Realty Trust .................. 2,619 103,189
Weyerhaeuser Co .................... 688 23,296
7,126,347
Utilities — 2.5%
AES Corp/The ...................... 25,540 512,332
ALLETE Inc ........................ 1,665 106,876
Brookfield Renewable Corp ............. 10,278 335,679
Clearway Energy Inc .................. 28,678 879,841
Duke Energy Corp ................... 723 83,362
Entergy Corp ....................... 15,055 1,981,388
FirstEnergy Corp .................... 2,776 123,116
Montauk Renewables Inc
(1)
.............. 2,484 12,942
National Fuel Gas Co .................. 506 30,669
NextEra Energy Inc ................... 4,423 373,876
Ormat Technologies Inc ................ 7,661 589,437
SJW Group ........................ 2,407 139,871
Spire Inc .......................... 378 25,436
Xcel Energy Inc ..................... 3,163 206,544
5,401,369
Total Common Stocks – Long (United States)
(Cost $ 159,750,396 ) ................ 201,057,725
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 198 5,118
Total Preferred Stock – Long (United States)
(Cost $ 4,949 ) ..................... 5,118
Warrants (United States) — 0 .0%
Chaparral Energy Inc A Warrants ,
Expiration Date 10/14/2024
(1) (2)
......... 1 0
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 1 0
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 7 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 13 0

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 6 0
Total Warrants – Long (United States)
(Cost $ 2,181 ) ..................... 0
Registered Investment Companies — 4 .2%
U.S. Fixed Income — 4.2%
iShares Short Treasury Bond ETF
(3)
........ 84,445 9,342,151
9,342,151
Total Registered Investment Companies – Long
(Cost $ 9,313,221 ) .................. 9,342,151
Money Market Registered Investment Companies — 4 .5%
Meeder Government Money Market Fund - Class
F , 4.80%
(4)
....................... 9,970,982 9,970,982
Total Money Market Registered Investment
Companies – Long
(Cost $ 9,970,982 ) .................. 9,970,982
Short Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — - 21 .3%
Communication Services — -0.6%
IAC Inc
(1)
.......................... (22,256) (1,197,818)
QuinStreet Inc
(1)
..................... (14,068) (269,121)
(1,466,939)
Consumer Discretionary — -2.1%
Acushnet Holdings Corp ............... (1,187) (75,671)
Amer Sports Inc
(1)
.................... (12,573) (200,539)
America's Car-Mart Inc/TX
(1)
............. (3,070) (128,694)
Camping World Holdings Inc ............. (28,698) (695,066)
Choice Hotels International Inc ........... (6,579) (857,244)
Duolingo Inc
(1)
...................... (1,092) (307,966)
Empire Resorts Inc C
(1) (2)
............... (245) 0
Fox Factory Holding Corp
(1)
.............. (10,430) (432,845)
GigaCloud Technology Inc
(1)
............. (2,793) (64,183)
Hilton Grand Vacations Inc
(1)
............. (31,499) (1,144,044)
LGI Homes Inc
(1)
..................... (215) (25,482)
Rivian Automotive Inc
(1)
................ (6,649) (74,602)
Tapestry Inc ....................... (7,747) (363,954)
VF Corp .......................... (24,820) (495,159)
(4,865,449)
Consumer Staples — -1.6%
Celsius Holdings Inc
(1)
................. (16,943) (531,332)
elf Beauty Inc
(1)
..................... (7,373) (803,878)
MGP Ingredients Inc .................. (515) (42,874)
Monster Beverage Corp
(1)
............... (22,000) (1,147,740)
WD-40 Co ......................... (4,425) (1,141,119)
Westrock Coffee Co
(1)
................. (3,200) (20,800)
(3,687,743)
Energy — -1.0%
Core Laboratories Inc ................. (33,761) (625,591)
Energy Fuels Inc/Canada
(1)
.............. (4,457) (24,469)
Expro Group Holdings NV
(1)
.............. (30,325) (520,680)
NextDecade Corp
(1)
................... (19,996) (94,181)
PBF Energy Inc ..................... (21,989) (680,560)
Sable Offshore Corp
(1)
................. (10,626) (251,092)
Tidewater Inc
(1)
..................... (2,546) (182,777)
(2,379,350)
Financials — -2.4%
Bank of Marin Bancorp ................ (12,034) (241,763)
Brookfield Asset Management Ltd ......... (8,309) (392,933)
Coinbase Global Inc
(1)
................. (509) (90,689)
Columbia Financial Inc
(1)
............... (14,903) (254,394)
Dynex Capital Inc .................... (93,483) (1,192,843)
First Financial Northwest Inc ............ (12,540) (282,401)
Goosehead Insurance Inc
(1)
.............. (2,382) (212,713)
Lemonade Inc
(1)
..................... (9,969) (164,389)
NU Holdings Ltd/Cayman Islands
(1)
........ (82,078) (1,120,365)
Patria Investments Ltd ................ (97,034) (1,083,870)
ServisFirst Bancshares Inc .............. (2,825) (227,271)
Upstart Holdings Inc
(1)
................. (3,760) (150,438)
Velocity Financial Inc
(1)
................ (1,844) (36,161)
WisdomTree Inc ..................... (4,060) (40,559)
(5,490,789)
Health Care — -2.2%
Apogee Therapeutics Inc
(1)
.............. (3,717) (218,337)
Astrana Health Inc
(1)
.................. (3,753) (217,449)
Axonics Inc
(1)
....................... (16,487) (1,147,495)
Cassava Sciences Inc
(1)
................ (598) (17,599)
Corcept Therapeutics Inc
(1)
.............. (3,134) (145,042)
GeneDx Holdings Corp
(1)
............... (513) (21,772)
Keros Therapeutics Inc
(1)
............... (4,065) (236,055)
Kiniksa Pharmaceuticals International Plc .... (3,350) (83,716)
Liquidia Corp
(1)
...................... (1,138) (11,380)
NeoGenomics Inc
(1)
................... (1,645) (24,264)
Repligen Corp
(1)
..................... (7,801) (1,160,945)
Rhythm Pharmaceuticals Inc
(1)
........... (5,649) (295,951)
Schrodinger Inc/United States
(1)
.......... (1,508) (27,973)
Solventum Corp
(1)
.................... (22,199) (1,547,714)
Theravance Biopharma Inc
(1)
............ (1,283) (10,341)
XOMA Royalty Corp
(1)
................. (655) (17,344)
(5,183,377)
Industrials — -5.7%
ACV Auctions Inc
(1)
................... (29,069) (590,973)
Alight Inc
(1)
........................ (5,812) (43,009)
Barnes Group Inc .................... (29,757) (1,202,480)

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Chart Industries Inc
(1)
................. (5,955) (739,254)
Dayforce Inc
(1)
...................... (11,962) (732,672)
Energy Recovery Inc
(1)
................. (9,205) (160,075)
Exponent Inc ....................... (10,571) (1,218,625)
First Advantage Corp
(1)
................ (1,096) (21,756)
Forward Air Corp .................... (3,491) (123,581)
FTAI Aviation Ltd .................... (1,531) (203,470)
Hayward Holdings Inc
(1)
................ (78,392) (1,202,533)
Ingersoll Rand Inc ................... (11,987) (1,176,644)
Kadant Inc ........................ (3,652) (1,234,376)
Mercury Systems Inc
(1)
................ (12,884) (476,708)
Nordson Corp ...................... (4,351) (1,142,703)
Parsons Corp
(1)
...................... (586) (60,756)
RBC Bearings Inc
(1)
................... (3,916) (1,172,372)
TriNet Group Inc ..................... (10,308) (999,567)
Vestis Corp ........................ (18,890) (281,461)
Vicor Corp
(1)
........................ (2,426) (102,135)
VSE Corp ......................... (5,413) (447,817)
(13,332,967)
Information Technology — -1.0%
C3.ai Inc
(1)
......................... (18,007) (436,310)
Confluent Inc
(1)
...................... (29,937) (610,116)
Couchbase Inc
(1)
..................... (7,956) (128,251)
Immersion Corp ..................... (1,796) (16,020)
Intevac Inc
(1)
....................... (1,548) (5,263)
MicroStrategy Inc
(1)
................... (81) (13,657)
NextNav Inc
(1)
...................... (5,464) (40,925)
PAR Technology Corp
(1)
................ (9,216) (479,969)
Qualys Inc
(1)
........................ (2,069) (265,784)
Sprout Social Inc
(1)
................... (8,512) (247,444)
(2,243,739)
Materials — -1.6%
Albemarle Corp ..................... (8,534) (808,255)
FMC Corp ......................... (16,624) (1,096,187)
International Paper Co ................. (7,284) (355,823)
Myers Industries Inc .................. (4,677) (64,636)
Perimeter Solutions SA
(1)
............... (1,947) (26,187)
Summit Materials Inc
(1)
................ (30,958) (1,208,291)
TriMas Corp ....................... (335) (8,553)
(3,567,932)
Real Estate — -2.7%
Agree Realty Corp ................... (4,353) (327,912)
Apartment Investment and Management Co
(1)
. (7,465) (67,484)
Essential Properties Realty Trust Inc ....... (7,112) (242,875)
Extra Space Storage Inc ............... (3,893) (701,480)
Getty Realty Corp .................... (11,048) (351,437)
NETSTREIT Corp .................... (69,876) (1,155,050)
Park Hotels & Resorts Inc .............. (77,587) (1,093,977)
Rexford Industrial Realty Inc ............. (22,180) (1,115,876)
Safehold Inc ....................... (43,269) (1,134,946)
(6,191,037)
Utilities — -0.4%
Brookfield Infrastructure Corp ............ (13,682) (594,209)
Hawaiian Electric Industries Inc
(1)
......... (13,882) (134,378)
(728,587)
Total Common Stocks – Short – - 21 .3% (United
States)
(Proceeds Received $ (49,321,339) ) ...... (49,137,909)
Total Investments — Long — 97 .9%
(Cost $ 179,041,729 ) ................ 220,375,976
Other Assets less Liabilities — 23 .4% ...... 52,425,843
Total Net Assets — 100 .0% ............. 223,663,910
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,000 13,848
Meeder Conservative Allocation Fund - Retail
Class .......................... 320 7,360
Meeder Dynamic Allocation Fund - Retail Class 2,428 36,583
Meeder Muirfield Fund - Retail Class ....... 3,026 31,224
Total Trustee Deferred Compensation
(Cost $ 74,007 ) .................... 89,015
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2024 ......... 197 12/20/24 24,504,830 456,621
Mini MSCI Emg Mkt Futures
- Dec 2024 ........ 118 12/20/24 6,918,930 404,093
Russell 2000 Futures Mini
December 2024 ..... 154 12/20/24 17,318,840 244,249
S&P 500 Mini Futures
December 2024 ..... 66 12/20/24 19,187,025 244,732
S&P Mid Cap Futures EMini
December 2024 ..... 32 12/20/24 10,075,520 144,168
Total Futures Contracts .. 567 78,005,145 1,493,863
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.
(5) Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.